RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Related Party Transactions Disclosure [Text Block]
15.	RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

Amounts due from related parties:

	Years ended December 31,
	2012	2013
	$	$

Trade related balances	63,801,695	78,319,560
Non-trade related balances	3,205,133	5,667,293

Amounts due from related parties	67,006,828	83,986,853

Trade related balances pertain to receivables and prepayments in respect of sales and inventory acquisition or land use right purchases from related parties with common ultimate investors. Details with such parties are as follows:

	At December 31,
Name of related party	2012	2013
	$	$

CEEG (Nanjing) Semiconductor Co., Ltd.	63,801,695	74,922,671
China Electric Equipment Group Co., Limited	-	1,833,709
CEEG (Nanjing) Solar Research Institute	-	1,527,431
CEEG (Jiangsu) Insulative New Material Co., Ltd.	-	35,749

	63,801,695	78,319,560

As of December 31, 2012, the non-trade related balances were $3,205,133, of which $2,065,787 pertains to the sale of machinery from Sunergy Nanjing, SST and NRE to China Electric Equipment Group Co., Ltd., which were then exported and sold to CSUN Eurasia Energy Systems Industry and Trade Inc. and CSUN Eurasia Energy Technologies Industry and Trade Inc. (the "Turkey Entities").

As of December 31, 2013, the non-trade related balance was $5,667,293, of which $3,963,883 pertains to the sale of machinery from SST and NRE to China Electric Equipment Group Co., Ltd., which were then exported and sold to the Turkey Entities.

Amounts due to related parties:

	At December 31,
	2012	2013
	$	$

Trade related balances	56,319,984	6,609,510
Non-trade related balances	14,262,486	5,188,009

Amounts due to related parties	70,582,470	11,797,519

Trade related balances pertain to payables and pre-collected amounts in respect of rental, inventory purchases and sales to/from related parties with common ultimate investors. Details of trade related balances with such parties are as follows:

	At December 31,
Name of related party	2012	2013
	$	$

Jiangxi Jingde Semiconductor New Material Co., Ltd.	-	3,181,214
China Electric Equipment Group Co., Ltd.	-	454,759
CEEG (Nanjing) Intelligent Technology Co., Ltd.	-	190,067
CEEG (Jiangsu) Insulative New Material Co., Ltd.	-	1,701,026
CEEG (Nanjing) Semiconductor Co., Ltd.	56,319,984	1,082,444

	56,319,984	6,609,510

CEEG (Nanjing) Semiconductor Co., Ltd. ("CEEG Semi") is a processor of ingot and wafers, with capacity of 20 MW per year. The Company purchased wafers from CEEG Semi beginning in 2009 and the purchase price approximates market price. As of December 31, 2012 and 2013, the Group had payable balances of $56.3 million and $1.1 million to CEEG Semi, respectively, for the purchase of raw materials.

As of December 31, 2012, the non-trade related balances were $14.3 million, of which $11.4 million pertains to the short-term borrowings from CEEG Semi and the related interest expense and the rest pertains to the Turkey Entities' purchase of machinery from China Electric Equipment Group Co., Ltd. and the prepaid electricity fee from CEEG Semi.

As of December 31, 2013, the non-trade balances were $5.2 million, of which $4.1 million pertains to the Turkey Entities' purchase of machinery from China Electric Equipment Group Co., Ltd. and the rest pertains to the prepaid electricity fee from CEEG Semi.

Related party transactions

Other than as disclosed in Note 7, details of related party transactions are as follow:

sales to related parties with common ultimate investors:

Name of related party	Years ended December 31,
	2011	2012	2013
	$	$	$
CEEG Nanjing International Trade Co., Ltd.	4,682	-	-
CEEG (Nanjing) Solar Research Institute	10,113,561	4,997,073	1,450,689
CEEG (Nanjing) Semiconductor Co., Ltd.	15,609	-	247,563
China Electric Equipment Group (Hong Kong) Co., Limited	36,250	245,341	71,852
China Electric Equipment Group Co., Limited	-	51,216	7,435,809
CEEG (Jiangsu) Insulative New Material Co., Ltd.	-	537,278	606,322
CEEG Korea Co., Ltd.	-	1,393	-
Jiangxi Jingde Semiconductor New Material Co., Ltd.	-	-	38,893

	10,170,102	5,832,301	9,851,128

purchase of raw materials from related parties with common ultimate investors are as follows:

Name of related party	Years ended December 31,
	2011	2012	2013
	$	$	$

China Electric Equipment Group Co., Ltd.	-	-	4,778,993
CEEG (Nanjing) Semiconductor Co., Ltd.	73,351,421	32,011,217	21,449,705
Jiangxi Jingde Semiconductor New Material Co., Ltd.	-	-	4,811,590
CEEG (Jiangsu) Insulative New Material Co., Ltd.	21,670	3,852,558	6,181,715
CEEG (Nanjing) Special Transformer Co., Ltd.	-	-	181

	73,373,091	35,863,775	37,222,184

In February 2011, Sunergy Nanjing purchased equipment and technology services from CEEG (Nanjing) Solar Research Institute in the amount of approximately $0.8 million in connection with the building of an integrated photovoltaic system to be installed in the Group's Nanjing facilities.

In March 2011, NRE purchased a manufacturing site and ancillary premises of approximately 25,000 square meters from CEEG (Nanjing) Special Transformer Co., Ltd. in the amount of approximately $8.0 million.

Since December 2012, the Group set up cell and module plants in Turkey and transferred some machinery from SST and NRE to the new plants in Turkey through China Electric Equipment Group Co., Ltd. in the amount of $1.6 million and $2.1 million in 2012 and 2013, respectively.

Short-term borrowings from CEEG Semi, with common ultimate investors, are as follows:

	Years ended December 31,
	2011	2012	2013
	$	$	$

Opening balance	-	-	(9,545,760)
Borrowings	-	(116,935,560)	(28,713,240)
Repayment	-	107,389,800	38,259,000

Closing balance	-	(9,545,760)	-

In 2012, the Group and CEEG Semi entered into certain short-term borrowing agreements, under which the Group borrowed $116.9 million with a term of six months, with an interest rate comparable to a bank loan over the same period. Such loan was made for the purpose of the Group's operation. As of December 31, 2012, the Group has repaid $107.4 million. In 2013, $28.7 million was borrowed from CEEG Semi and all have been repaid as of December 31, 2013. In 2013, CEEG Semi forgave the interests of these borrowings and the accrued interests amounted to $2.4 million were reversed and recorded in "Other income (expense), net".

In 2013, the Group lent CEEG Semi an interest-free loan amounting to $44.3 million, which was subsequently collected as of October 31, 2013.